Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Contract Assets and Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 3,199	$ 2,614
Allowance for impairment	1,168	837
Amounts written off against the allowance	(464)	(201)
Effects of movement in exchange rate	(51)	(51)
Allowance account for credit losses of financial assets at end of period	$ 3,852	$ 3,199